Note 13 - Reconciliation of Financial Instruments Categorized in Level 3 (Detail: Text Values) - Total gains/ losses [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income [Abstract]
therein gain (loss) recognized in other comprehensive income, net of tax	€ 29	€ 17
therein gain (loss) recognized in Statement of income in net gains and loss		3
Financial assets held at fair value:
therein effect of exchange rate changes	362	273
Financial liabilities held at fair value:
therein effect of exchange rate changes	€ 19	€ 44